Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	4.980	10/25/2033	$176,747
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.680	12/25/2032	179,820
1,306,918	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	3.180	9/25/2033	1,286,189
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	4.605	8/25/2033	484,097
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	3.165	3/25/2035	608,209
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.654	11/25/2032	313,454
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.680	11/25/2033	434,441
65,356	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	5.280	7/25/2033	66,584
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.654	4/25/2034	56,642
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.779	4/25/2034	196,454
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	5.404	4/25/2034	1,195,647
821,781	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.825	1/25/2035	622,240
3,702,664	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	3.394	5/25/2035	2,657,889
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	5.930	5/25/2035	1,248,858
98,891	Adjustable Rate Mortgage Trust 2005-4 (B)	5.115	8/25/2035	99,003
1,721,996	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	2.580	3/25/2037	1,740,718
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	5.210	4/25/2034	207,714
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.760	4/25/2034	371,390
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	5.280	9/25/2034	1,143,403
928,190	AFC Home Equity Loan Trust, 1M Libor + 0.81%	3.214	6/25/2029	810,852
1,774,692	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	2.670	7/25/2037	1,620,497
2,252,482	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	328,471
612,426	Alternative Loan Trust 2005-22T1, 1M Libor + 5.07%	2.666	6/25/2035	78,758
116,513	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month + 1.31%	3.814	7/20/2035	70,711
136,325	Alternative Loan Trust 2005-36 (B)	4.122	5/25/2033	18,143
661,375	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	3.304	12/25/2036	325,319
802,719	Alternative Loan Trust 2005-45, Federal Reserve U.S. 12 month + 2.05%	4.554	10/20/2035	702,825
1,609,632	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	1,103,965
517,075	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	2.724	11/25/2035	484,595
1,172,351	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	1,102,757
584,069	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	3.154	1/25/2036	446,476
487,036	Alternative Loan Trust 2006-HY10 (B)	4.205	5/25/2036	451,072
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2020	264,666
406,294	Alternative Loan Trust 2006- J5	6.500	9/25/2036	208,545
4,944,599	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	2.593	5/20/2046	4,178,449
25,587,067	Alternative Loan Trust 2006-OA2 (B)	1.250	5/20/2046	1,270,860
7,170,146	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.674	7/25/2046	4,724,749
2,860,739	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	2.564	7/25/2036	2,793,230
3,504,803	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.444	6/25/2046	3,182,727
1,675,953	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.444	6/25/2046	1,546,372
44,838,925	Alternative Loan Trust 2006-OA10 (C)	1.633	8/25/2046	2,974,511
2,053,205	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	2.594	9/25/2046	1,891,764
2,459,611	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	2.593	9/20/2046	1,974,679
277,048	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	2.563	2/20/2047	219,996
272,336	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	210,104
1,698,422	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	3.090	11/25/2035	1,258,189
1,039,077	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	2.620	5/25/2046	940,634
338,510	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	3.464	9/25/2046	322,165
275,820	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	2.620	9/25/2046	253,970
1,246,281	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	2.614	10/25/2046	882,960
4,505,250	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	2.620	12/25/2046	3,976,278
7,711,977	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month + 0.70%	3.204	2/25/2047	4,843,088
293,792	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	2.620	6/25/2047	277,490
4,902,993	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	3.164	11/25/2045	4,056,763
790,163	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.890	12/25/2046	657,369
6,108,450	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	2.700	3/25/2037	3,908,261
399,665	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	5.514	1/25/2034	475,433
643,170	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	5.475	5/25/2033	498,462
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	5.164	5/25/2034	1,214,175
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.406	11/25/2034	188,779
222,198	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	4.429	10/25/2031	163,241
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	3.604	10/25/2031	1,162,681
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	4.230	7/25/2032	80,615
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
3,363,591	Amortizing Residential Collateral Trust 2002-BC8, 1M Libor + 2.85%	5.254	11/25/2032	$2,786,487
621,894	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 1M Libor + 5.25%, 144A	4.408	10/25/2033	558,578
55,381	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor + 2.78%	3.773	1/25/2034	49,143
355,103	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 2.18%	4.579	3/25/2034	351,370
266,314	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 3.23%	4.028	4/25/2034	260,876
184,518	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 2.93%	4.028	4/25/2034	183,830
844,454	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W10, 1M Libor + 2.10%	3.927	10/25/2034	777,350
1,652,293	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	2.580	7/25/2036	1,440,935
334,578	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	2.554	9/25/2036	137,232
4,276,664	Argent Securities Trust 2006-W2, 1M Libor + 0.29%	2.720	3/25/2036	2,798,825
259,492	Asset Backed Securities Corp Home Equity Loan Trust Series 2001-HE1, 1M Libor + 1.73%	4.209	4/15/2031	264,005
79,648	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.930	8/15/2033	79,441
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	6.611	6/25/2034	427,276
266,316	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	5.036	6/25/2034	248,409
90,028	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	4.586	6/25/2034	89,873
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	3.536	9/25/2034	495,019
73,781	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	3.480	12/25/2034	73,198
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	4.386	9/25/2034	255,124
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	5.236	9/25/2034	267,182
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.716	2/25/2035	187,050
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	4.511	5/25/2035	1,304,632
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.766	7/25/2036	4,125,393
1,633,679	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.629	8/25/2032	1,044,068
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	4.315	4/25/2034	355,863
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	4.110	1/25/2035	2,049,704
32,908	Banc of America Funding 2004-C Trust (B)	4.955	12/20/2034	31,316
203,099	Banc of America Funding 2005-F Trust (B)	4.364	9/20/2035	191,055
98,325	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.693	9/20/2035	75,435
1,938,112	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	2.943	5/20/2036	1,005,505
18,729,314	BANK 2017-BNK6 (B), 144A	1.500	7/15/2060	1,609,019
1,713,710	BankUnited Trust 2005-1, 1M Libor + 0.39%	2.820	9/25/2045	1,576,189
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 3.38%, 144A	5.779	4/25/2036	3,189,836
500,000	Bayview Financial Acquisition Trust (C)	6.096	12/28/2036	507,687
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.780	6/28/2044	1,932,330
1,939,420	Bayview Koitere Fund Trust 2019-RN3 Trust (C), 144A	3.967	7/28/2033	1,970,385
1,879,902	Bayview Opportunity Master Fund IVa Trust 2019-RN2 (C), 144A	3.967	3/28/2034	1,897,359
190,419	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	2.600	1/25/2037	182,293
676,654	BCMSC Trust 2001-A (B)	8.265	12/15/2030	376,955
538,094	Bear Stearns ALT-A Trust 2003-6 (B)	4.188	1/25/2034	345,255
449,929	Bear Stearns ALT-A Trust 2005-3 (B)	4.159	4/25/2035	425,901
4,078,215	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	2.930	1/25/2036	4,352,301
1,680,995	Bear Stearns ALT-A Trust 2006-4 (B)	4.187	8/25/2036	1,417,733
702,723	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	2.600	4/25/2037	562,791
50,623	Bear Stearns ARM Trust 2002-1 (B)	4.372	2/25/2024	49,140
128,876	Bear Stearns ARM Trust 2004-6 (B)	4.013	9/25/2034	112,454
134,843	Bear Stearns ARM Trust 2004-7 (B)	4.750	10/25/2034	132,429
136,015	Bear Stearns ARM Trust 2007-4 (B)	3.986	6/25/2047	130,419
61,631	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	2.804	10/25/2034	53,060
633,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.430	10/25/2034	647,198
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	5.254	6/25/2034	276,634
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	5.254	9/25/2034	793,304
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	5.104	9/25/2034	487,435
208,661	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.950	8/25/2034	49,953
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	8.029	8/25/2034	172,382
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	4.504	8/25/2034	201,483
546,862	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	5.029	9/25/2034	225,079
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	4.504	9/25/2034	560,258
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	5.029	11/25/2034	265,508
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	4.504	11/25/2034	1,900,868
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	5.104	12/25/2034	1,004,683
895,858	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	4.279	4/25/2035	1,038,421
651,681	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	2.574	3/25/2037	975,951
135,124	Bear Stearns Asset Backed Securities Trust (C)	8.410	10/25/2029	139,438
280,421	Bear Stearns Asset Backed Securities Trust (C)	8.220	10/25/2029	299,584
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	8.029	7/25/2034	54,133
261,545	Bear Stearns Asset Backed Securities Trust 2003-AC4 (C)	5.658	9/25/2033	248,887
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
155,529	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	7.279	10/25/2033	$158,734
95,777	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	5.054	11/25/2033	86,636
160,926	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.779	1/25/2034	32,660
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	5.254	1/25/2034	76,936
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.409	2/25/2034	106,999
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	6.325	3/25/2034	342,908
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	5.029	3/25/2034	58,885
153,545	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	4.504	3/25/2034	161,547
101,938	Bear Stearns Asset Backed Securities Trust 2004-SD1 (C)	6.000	12/25/2042	104,997
873,834	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	6.154	12/25/2044	807,342
127,712	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	135,997
514,853	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.690	8/25/2036	1,456,275
602,067	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.640	12/25/2046	2,310,909
721,631	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	2.590	12/25/2046	702,312
310,457	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	2.570	3/25/2037	298,470
64,814	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	2.724	3/25/2037	61,387
21,872	BellaVista Mortgage Trust 2005-2, 1M Libor + 0.25%	2.640	5/20/2045	20,793
2,000,000	BTH-20 Mortgage-Backed Securities Trust, 1M Libor + 2.50%, 144A	4.940	9/21/2020	2,002,231
1,031,480	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A	3.483	10/20/2040	966,082
188,112	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.755	5/25/2034	186,642
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	3.574	2/25/2035	1,052,132
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	2.680	4/25/2036	959,067
1,652,049	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	2.564	10/25/2036	1,544,836
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	2.690	2/25/2037	471,416
1,839,094	CBA Commercial Small Balance Commercial Mortgage, 144A (C)	5.540	1/25/2039	1,528,585
2,710,447	C-BASS 2007-CB1 TRUST (C)	5.835	1/25/2037	1,212,057
989,724	C-BASS 2007-CB1 TRUST (C)	5.721	1/25/2037	442,670
292,777	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	2.474	1/25/2037	123,813
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	5.280	10/25/2033	800,649
155,693	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	5.055	11/25/2033	154,477
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	4.230	6/25/2034	581,269
1,069,270	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	4.204	11/25/2034	946,388
1,797,836	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	3.319	11/25/2034	1,797,490
399,543	Centex Home Equity Loan Trust 2001-B (C)	7.330	7/25/2032	354,654
1,051,946	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	3.979	3/25/2034	1,019,093
146,270	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	3.404	9/25/2034	145,015
321,794	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	3.094	9/25/2034	321,963
48,894	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.804	6/25/2034	49,416
150,474	Chase Funding Trust Series 2003-3	4.885	5/25/2032	94,146
673,856	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	667,886
205,786	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.528	2/25/2037	211,639
58,246	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.493	2/25/2037	56,988
1,076,391	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	2.584	5/25/2048	879,821
123,215	Chevy Chase Mortgage Funding Corp. Adj% (B)	2.724	5/25/2035	122,378
695,623	CHL Mortgage Pass-Through Trust 2003-58 (B)	4.710	2/19/2034	704,190
66,790	CHL Mortgage Pass-Through Trust 2004-2 (B)	4.677	3/25/2034	47,051
1,158,956	CHL Mortgage Pass-Through Trust 2004-6 (B)	4.643	5/25/2034	1,074,084
574,239	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	3.084	3/25/2035	542,827
91,273	CHL Mortgage Pass-Through Trust 2005-11 (B)	2.862	4/25/2035	76,206
62,954	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.674	4/25/2035	61,612
571,370	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	357,170
158,936	CHL Mortgage Pass-Through Trust 2007-HYB2 (B)	3.963	2/25/2047	144,644
364,714	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	272,684
3,118,027	CIT Home Equity Loan Trust 2002-2 (C)	6.490	2/25/2031	3,298,447
193,576	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	121,520
126,064	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	102,456
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (C)	6.142	7/25/2036	1,660,780
2,425,957	Citicorp Residential Mortgage Trust Series 2006-2 (C)	5.996	9/25/2036	865,549
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27 (B), 144A	1.429	2/10/2048	2,510,852
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	3.754	1/25/2032	446,125
258,274	Citigroup Mortgage Loan Trust 2005-3 (B)	4.552	8/25/2035	231,372
2,941,489	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	2.664	9/25/2036	2,551,863
1,602,343	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	3.154	1/25/2036	1,347,795
2,401,000	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	2,139,943
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
2,330,493	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	2.474	5/25/2037	$1,703,307
342,028	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17%	2.574	5/25/2037	304,996
116,204	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	2.484	1/25/2037	84,074
116,719	Citigroup Mortgage Loan Trust 2007-AR8 (B)	4.509	7/25/2037	116,761
459,371	Citigroup Mortgage Loan Trust 2007-OPX1 (C)	6.333	1/25/2037	239,847
251,291	Citigroup Mortgage Loan Trust Inc (B)	4.843	2/25/2034	254,978
57,776	Citigroup Mortgage Loan Trust Inc (B)	4.972	3/25/2034	58,763
405,427	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	4.290	2/25/2035	387,600
532,723	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	3.525	2/25/2035	509,808
4,553,216	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	3.080	10/25/2035	1,411,249
776,246	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.664	11/25/2035	640,905
127,399	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	125,813
959,425	Conseco Finance Home Equity Loan Trust 2002-B	7.644	5/15/2033	1,032,657
179,951	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	5.779	3/25/2032	180,986
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.654	7/25/2034	22,314
841,422	Countrywide Asset-Backed Certificates, 1M Libor + 2.63%	5.029	12/25/2032	829,097
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	4.954	4/25/2033	325,458
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	4.504	8/25/2033	452,042
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	3.424	9/25/2033	780,956
290,313	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	4.354	3/25/2034	285,778
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	4.279	4/25/2034	191,102
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.654	11/25/2032	479,730
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	4.279	10/25/2034	61,121
503,289	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	2.904	3/25/2036	480,844
22,590	Countrywide Asset-Backed Certificates (B)	5.348	7/25/2036	22,607
110,910	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	2.534	12/25/2036	100,865
2,634,646	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	2.544	3/25/2037	2,448,110
2,751,052	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	2.564	1/25/2046	2,727,507
1,368,550	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%	2.854	3/25/2047	1,040,789
326,631	Credit Suisse First Boston Mortgage Securities Corp. (B)	5.097	6/25/2032	332,886
205,849	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	4.404	10/25/2032	204,363
138,135	Credit Suisse First Boston Mortgage Securities Corp. (B)	4.637	3/25/2033	133,449
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	4.966	4/25/2034	116,491
231,084	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	4.404	2/25/2035	221,389
1,360,918	Credit-Based Asset Servicing And Securities	6.154	5/25/2050	1,288,809
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	4.354	4/25/2032	865,628
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	5.404	5/25/2032	552,804
505,944	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	8.029	10/25/2032	479,984
194,659	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.829	1/25/2033	194,723
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	4.035	3/25/2034	184,360
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	4.035	3/25/2034	238,541
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	4.035	3/25/2034	113,590
64,871	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	3.499	1/25/2035	64,919
314,519	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	5.104	7/25/2035	314,529
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	3.034	7/25/2035	338,139
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A	6.000	9/25/2035	2,780,552
77,130	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	3.199	12/25/2035	77,502
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.70%, 144A	3.454	7/25/2036	2,874,514
445,000	Credit-Based Asset Servicing & Securitization LLC (C)	6.114	4/25/2037	365,954
1,175,196	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	2.744	7/25/2037	807,985
1,377,018	Credit-Based Asset Servicing & Securitization LLC (B)	7.204	1/25/2039	1,334,772
153,416	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (B)	5.750	5/25/2033	142,086
651,646	CSFB Mortgage-Backed Trust Series 2004-7 (B)	5.966	11/25/2034	392,973
119,821	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor + 1.80%	4.204	12/25/2033	119,243
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor + 4.50%	6.904	8/25/2033	1,858,864
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 3.00%	5.404	4/25/2034	13,232
308,073	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 2.33%	4.729	5/25/2034	292,644
97,386	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 0.86%	3.259	8/25/2034	96,848
441,912	CWABS Inc Asset-Backed Certificates Trust 2005-1 (B)	5.555	7/25/2035	451,165
783,000	CWABS Inc Asset-Backed Certificates Trust 2005-4 (B)	5.236	7/25/2035	712,849
5,000,000	CWABS Inc Asset-Backed Certificates Trust 2005-7 (B)	5.115	10/25/2035	4,760,053
270,734	CWABS Inc Asset-Backed Certificates Trust 2005-11 (B)	5.210	3/25/2034	274,645
3,054,292	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	2.574	5/15/2035	2,974,709
630,983	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	2.594	5/15/2036	607,080
1,756,705	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	2.830	8/25/2047	1,084,638
1,042,491	Deutsche Mtge Securities Adj% (B)	2.689	5/28/2037	231,047
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
29,120	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	4.040	8/25/2035	$26,640
88,486	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.720	2/19/2045	16,960
1,151,904	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	2.570	4/19/2047	1,051,145
1,007,443	Emc Mortgage Trust Loan Trust Adj% (B)	4.980	5/25/2039	851,837
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	6.330	12/25/2034	190,432
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	5.055	12/25/2034	668,918
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.230	4/25/2035	803,603
10,356,843	Fannie Mae REMICS, 1M Libor + 6.05%	3.646	3/25/2039	600,134
14,751,925	Fannie Mae REMICS, 1M Libor + 6.15%	3.746	4/25/2040	1,468,739
3,181,384	Fannie Mae REMICS, 1M Libor + 6.58%	4.176	8/25/2041	305,154
4,576,589	Fannie Mae REMICS, 1M Libor + 6.15%	3.746	12/25/2042	934,747
9,861,944	Fannie Mae REMICS, 1M Libor + 6.10%	3.696	1/25/2043	2,208,352
9,486,005	Fannie Mae REMICS, 1M Libor + 6.05%	3.646	3/25/2047	1,758,676
7,633,710	Fannie Mae REMICS, 1M Libor + 6.05%	3.646	3/25/2047	1,470,092
6,634,702	Fannie Mae REMICS, 1M Libor + 6.15%	3.746	9/25/2047	1,249,419
7,436,815	Fannie Mae REMICS, 1M Libor + 6.20%	3.796	12/25/2047	1,499,396
9,747,808	Fannie Mae REMICS, 1M Libor + 6.20%	3.796	9/25/2048	1,371,303
281,641	FBR Securitization Trust, 1M Libor + 0.68%	3.105	10/25/2035	204,489
583,558	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	4.579	6/25/2034	578,163
56,612	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	4.129	6/25/2034	57,033
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	4.504	5/25/2034	118,791
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	4.005	2/25/2033	512,091
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	4.830	8/25/2034	569,326
742,438	First Franklin Mortgage Loan Trust 2004-FF7 (C)	5.500	9/25/2034	524,348
337,359	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	4.579	9/25/2034	344,267
1,176,370	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.855	10/25/2034	1,175,584
5,616,658	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	2.944	10/25/2035	5,643,227
160,569	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	4.430	9/25/2032	163,945
12,549	First Franklin Mortgage Loan Trust 2004-FFB (B)	4.693	6/25/2024	12,530
909,093	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	5.055	9/25/2033	845,903
3,206,437	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	4.774	2/25/2034	3,176,843
5,233,341	First NLC Trust 2005-1, 1M Libor + 0.65%	0.589	5/25/2035	4,647,479
1,560,563	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	2.710	8/25/2037	1,024,509
1,885,881	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (B)	5.496	11/25/2052	1,877,181
3,069,883	Freddie Mac REMICS, 1M Libor + 6.70%	4.306	2/15/2042	419,013
8,703,675	Freddie Mac REMICS, 1M Libor + 6.00%	3.606	6/15/2042	1,586,506
7,937,386	Freddie Mac REMICS, 1M Libor + 6.10%	3.706	12/15/2044	1,290,418
8,763,562	Freddie Mac REMICS, 1M Libor + 6.18%	3.786	6/15/2045	1,589,190
618,857	Freddie Mac REMICS, 1M Libor + 6.00%	3.606	5/15/2046	108,098
3,964,735	Freddie Mac REMICS, 1M Libor + 6.10%	3.706	5/15/2047	873,087
5,229,727	Freddie Mac REMICS, 1M Libor + 6.10%	3.706	6/15/2047	1,076,797
12,529,497	Freddie Mac REMICS, 1M Libor + 6.15%	3.756	9/15/2047	2,304,360
10,809,535	Freddie Mac REMICS, 1M Libor + 6.20%	3.806	5/15/2048	1,517,737
207,079	Fremont Home Loan Trust 2004-1, 1M Libor + 0.83%	3.229	2/25/2034	205,984
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	4.755	5/25/2034	40,413
501,314	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	4.155	8/25/2034	453,781
251,951	GE Business Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.814	5/15/2034	236,775
516,500	GE Business Loan Trust 2006-1, 1M Libor + 0.20%, 144A	2.594	5/15/2034	502,901
599,402	GE Capital Mortgage Services Corp. 1999-HE3 Trust (B)	7.775	10/25/2029	635,204
201,556	GE Capital Mortgage Services Inc Adj% (B)	7.905	7/25/2029	99,835
2,638,726	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,557,544
1,367,523	Global Mortgage Securitization Ltd. , 1M Libor + 0.27%, 144A	2.674	4/25/2032	1,328,296
1,065,830	GMACM Mortgage Loan Trust 2004-GH1 (C)	5.000	7/25/2035	1,045,054
8,913,555	Government National Mortgage Association (B)	1.376	3/16/2047	358,684
11,696,738	Government National Mortgage Association (B)	0.719	2/16/2051	535,895
7,913,933	Government National Mortgage Association (B)	0.584	8/16/2051	322,081
48,057,277	Government National Mortgage Association (B)	0.395	11/16/2052	1,001,706
16,616,957	Government National Mortgage Association (B)	0.865	5/16/2057	1,117,245
24,170,823	Government National Mortgage Association (B)	0.739	2/16/2059	1,654,412
121,617	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	2.634	4/25/2036	158,497
1,802,603	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	2.614	1/25/2047	1,677,634
558,101	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	2.979	10/25/2034	503,455
1,588,715	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	4.605	12/25/2034	1,616,728
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	3.630	6/25/2035	3,935,202
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
75,847	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	2.510	3/25/2036	$43,114
1,692,000	GSAA Trust (C)	5.760	11/25/2034	1,682,551
49,191	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	5.158	3/20/2033	50,781
662,795	GSAMP Trust 2004-HE2, 1M Libor + 3.23%	5.655	9/25/2034	413,988
141,461	GSAMP Trust 2004-HE2, 1M Libor + 1.65%	4.080	9/25/2034	142,191
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	4.980	11/25/2034	60,108
108,406	GSAMP Trust 2004-OPT, 1M Libor + 0.68%	3.110	11/25/2034	108,674
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	4.905	10/25/2034	78,828
5,908,518	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.710	5/25/2046	4,674,915
1,295,323	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	2.524	12/25/2036	768,030
2,066,159	GSMPS Mortgage Loan Trust 2003-3, (B) 144A	7.075	6/25/2043	663,443
207,933	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%144A	2.780	1/25/2036	182,429
175,658	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	175,058
30,352	GSR Mortgage Loan Trust 2004-7 (B)	3.922	6/25/2034	29,448
2,814,249	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.754	5/25/2036	511,552
1,271,637	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.780	10/25/2036	379,484
26,296	GSR Mortgage Loan Trust 2006-AR2 (B)	4.178	4/25/2036	23,688
1,769,496	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	2.690	8/25/2046	958,577
501,801	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	3.330	11/19/2034	224,530
5,809,521	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	3.001	2/19/2036	4,908,255
4,867,667	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.19%	2.573	7/21/2036	4,210,586
8,049,624	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	2.630	11/19/2036	6,775,636
6,954,837	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	2.570	3/19/2037	5,492,340
2,521,914	Helios Issuer LLC Series 2017-1, 144A	8.000	9/20/2049	2,628,463
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	4.954	3/25/2033	238,013
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	5.904	3/25/2034	1,258,127
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	4.904	4/25/2034	257,588
518,522	Home Equity Asset Trust, 1M Libor + 2.60%	5.004	8/25/2034	745,705
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	3.904	3/25/2035	773,505
268,806	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	4.254	6/25/2032	258,526
877,975	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	5.154	10/25/2034	901,844
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	4.054	12/25/2034	218,521
1,148,040	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	3.610	10/25/2035	1,117,547
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	2.844	3/25/2036	131,663
6,242,236	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	2.564	11/25/2036	5,135,627
233,582	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	2.550	4/25/2037	173,646
1,899,941	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	2.644	4/25/2037	1,454,608
811,586	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	2.624	4/25/2037	647,662
515,478	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	4.579	12/25/2032	407,890
117,604	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (C)	5.531	4/25/2033	130,428
186,700	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	4.497	11/25/2034	192,708
409,360	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	4.497	11/25/2034	413,820
200,727	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	3.855	3/25/2035	198,775
376,362	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	4.318	3/25/2035	360,781
441,599	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	4.005	3/25/2035	439,806
260,303	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	3.379	12/25/2034	250,899
947,393	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.654	3/25/2035	940,360
4,700,585	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	2.700	5/25/2037	5,237,435
453,975	IMC Home Equity Loan Trust 1998-1 (C)	7.530	6/20/2029	459,599
6,566	IMC Home Equity Loan Trust 1998-5 (C)	6.560	3/15/2037	6,734
132,456	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	4.654	9/25/2034	132,958
195,709	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	4.380	10/25/2034	185,241
773,875	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	3.170	3/25/2035	765,310
115,463	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.905	4/25/2035	112,107
173,194	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	3.555	4/25/2035	164,292
1,059,386	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	3.195	4/25/2035	977,544
65,394	Impac CMB Trust Series 2005-2, 1M Libor + 0.74%	3.165	4/25/2035	62,930
326,971	Impac CMB Trust Series 2005-3, 1M Libor + 0.65%	3.075	4/25/2035	322,844
118,558	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	3.030	8/25/2035	99,235
73,984	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.805	10/25/2035	76,806
84,315	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	75,513
4,078,435	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	4.054	2/25/2035	3,289,819
1,751,451	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,245,192
4,336,097	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	2.584	7/25/2047	3,703,199
106,325	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	3.230	8/25/2034	99,940
1,797,598	IndyMac INDX Mortgage Loan Trust 2004-AR6 (B)	4.604	10/25/2034	1,842,703
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
1,650,988	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	3.150	1/25/2035	$1,412,914
5,900,331	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	2.714	10/25/2036	4,616,143
90,566	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	2.604	6/25/2046	79,950
1,024,049	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.31%	2.660	7/25/2046	993,679
1,251,817	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	2.600	11/25/2036	1,209,496
1,021,659	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	2.510	11/25/2036	983,073
731,746	JP Morgan Alternative Loan Trust (B)	4.113	5/25/2036	572,375
957,411	JP Morgan Mortgage Trust 2005-A1 (B)	4.762	2/25/2035	598,182
175,001	JP Morgan Mortgage Trust 2006-A6 (B)	4.110	10/25/2036	156,723
371,010	JP Morgan Mortgage Trust 2006-A7 (B)	4.204	1/25/2037	358,775
188,714	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	137,608
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.60%, 144A	3.004	6/25/2037	3,849,010
74,633	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	76,969
4,757,681	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.764	11/25/2035	4,472,721
6,977,679	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	3.564	2/25/2036	6,615,665
14	Lehman XS Trust Series 2006-18N, 1M Libor + 0.17%	2.574	12/25/2036	1,134
141,152	Lehman XS Trust Series 2007-1, 1M Libor + 0.23%	2.634	2/25/2037	95,894
834,656	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.644	6/25/2047	756,918
1,375,667	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	2.604	7/25/2047	1,331,491
267,055	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	3.254	9/25/2047	264,177
1,000,000	LoanCore 2019-CRE2 Issuer Ltd., 1M Libor + 2.45%, 144A	4.879	5/9/2036	1,008,125
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95% ^	0.000	7/25/2031	379,600
85,632	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.879	3/25/2032	91,434
38,837	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	5.179	7/25/2033	39,300
141,476	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	5.029	8/25/2033	144,418
54,491	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	4.054	10/25/2034	51,685
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	4.354	9/25/2034	75,891
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.204	9/25/2034	147,838
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.829	2/25/2035	4,434,762
539,440	MASTR Adjustable Rate Mortgages Trust 2004-10 (B)	4.408	10/25/2034	335,463
290,493	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.830	3/25/2036	56,175
446,913	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.780	3/25/2036	85,033
3,000,000	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	6.154	9/25/2034	3,022,849
66,358	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	3.364	10/25/2034	66,525
123,687	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	3.604	12/25/2034	125,182
109,415	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	99,305
332,556	Mastr Specialized Loan Trust, 144A (C)	5.750	7/25/2035	343,424
1,114,771	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	2.680	8/25/2037	1,061,628
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.905	7/25/2034	1,091,732
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.780	8/25/2035	201,723
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	5.205	12/25/2034	483,640
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	8.055	9/25/2035	788,401
494,611	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	3.225	9/25/2035	494,607
18,461	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.375	9/25/2037	18,071
864,415	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	3.954	9/25/2037	571,135
105,996	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (B)	4.789	2/25/2034	96,166
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	4.005	9/25/2031	202,627
83,858	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 1M Libor + 2.85%	5.280	5/25/2033	83,369
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	7.354	4/25/2033	702,765
225,943	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	8.029	6/25/2033	226,676
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	8.029	9/25/2033	548,368
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.804	9/25/2033	413,553
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	8.055	10/25/2033	763,426
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	5.554	5/25/2034	20,400
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	4.455	8/25/2034	1,236,411
109,741	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	5.130	9/25/2034	104,505
519,628	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	4.380	9/25/2034	512,971
1,740,224	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	4.005	11/25/2034	1,629,407
51,038	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	4.129	7/25/2034	49,943
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	5.179	9/25/2034	72,089
469,426	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	4.279	9/25/2034	466,700
166,441	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.58%	4.005	11/25/2034	159,393
950,223	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.43%	3.855	11/25/2034	950,354
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.855	1/25/2035	1,382,881
1,366,815	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.709	12/25/2034	1,312,153
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	3.424	1/25/2035	$457,178
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	3.525	1/25/2035	1,044,745
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	4.305	1/25/2035	317,984
1,917,704	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	3.465	3/25/2035	748,761
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.379	2/25/2035	1,159,655
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	3.480	4/25/2035	196,504
4,285,664	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	2.660	9/25/2036	2,447,674
7,500,000	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.810	12/25/2035	6,551,950
4,192,033	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.09%	2.520	7/25/2036	2,077,206
364,440	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	2.490	12/25/2036	223,883
92,567	Morgan Stanley Dean Witter Capital Adj% (B)	5.929	4/25/2033	85,953
54,799	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	3.375	10/25/2031	99,589
1,328,737	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	2.504	4/25/2037	891,565
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	2.750	4/25/2037	1,948,662
259,582	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	3.255	12/25/2034	259,830
113,912	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	4.090	5/25/2035	115,952
399,677	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	3.240	5/25/2035	400,740
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.684	3/25/2037	2,310,430
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	7.192	1/25/2034	1,073,808
300,675	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.755	5/25/2034	295,910
102,650	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	4.155	11/25/2034	96,816
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	3.630	3/25/2035	3,502,766
3,686,741	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	3.450	6/25/2035	2,137,830
478,651	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	2.590	8/25/2036	462,877
1,772,564	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	5.430	1/25/2033	1,640,232
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	8.055	7/25/2033	148,631
404,992	New Century Home Equity Loan Trust Series 2003-5 (C)	6.000	11/25/2033	413,611
4,409,340	New Residential Mortgage LLC, 144A	5.670	5/25/2023	4,459,105
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1, 144A (B)	5.283	11/25/2048	2,130,457
1,281,027	Novastar Home Equity Loan Adj% (B)	4.954	6/25/2034	1,246,027
228,611	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	3.529	12/25/2033	228,904
1,850,037	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	5.104	6/25/2034	1,697,840
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	5.205	12/25/2034	85,851
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	4.980	3/25/2035	2,332,386
3,317,300	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	4.200	6/25/2035	2,099,446
679,071	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	2.810	9/25/2046	638,088
2,240,481	NovaStar Mortgage Funding Trust Series 2007-1, 1M Libor + 0.13%	2.560	3/25/2037	1,704,309
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.905	1/25/2034	273,250
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	4.455	1/25/2034	412,050
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	5.130	5/25/2034	502,910
334,488	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	4.005	5/25/2034	319,092
6,142,404	Optone Delware Trust Adj% (B)	7.706	2/26/2038	4,490,508
265,979	Origen Manufactured Housing	7.820	3/15/2032	268,783
973,029	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	5.205	7/25/2035	1,214,212
5,405,978	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	3.105	6/25/2036	5,181,788
652,703	Ownit Mortgage Loan Trust Series 2006-2 (C)	5.633	1/25/2037	661,193
336,455	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	2.884	8/25/2035	338,520
2,705,184	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	3.540	3/25/2035	1,666,026
2,978,911	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.064	9/25/2035	942,683
175,026	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	5.130	10/25/2034	120,406
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	4.155	10/25/2034	192,197
100,926	Popular ABS Mortgage Pass-Through Trust 2005-5 (C)	3.990	11/25/2035	101,755
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	4.054	6/25/2035	904,021
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	4.304	8/25/2035	668,149
8,926,248	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.684	1/25/2037	6,780,834
484,422	Prime Mortgage Trust 2006-1	5.500	6/25/2036	501,301
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.910	2/25/2035	511,986
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.830	2/25/2035	802,373
325,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	5.904	1/25/2030	328,719
252,322	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	3.317	1/25/2031	229,756
850,275	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	3.257	1/25/2031	777,157
2,208,707	Quest Trust, 1M Libor + 5.25%	4.666	12/25/2033	2,062,299
347,716	Quest Trust, 1M Libor + 4.88%	7.279	2/25/2034	347,120
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	4.254	9/25/2034	178,604
182,552	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.704	6/25/2044	166,888
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
471,519	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	2.754	11/25/2046	$453,245
16,341	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.854	5/25/2020	15,981
432,136	RALI Series 2005-QS7 Trust	5.500	6/25/2035	426,579
3,715,145	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	3.304	9/25/2046	3,513,169
853,423	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	2.604	10/25/2046	824,770
59,378	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.804	6/25/2036	45,444
69,833,243	RALI Series 2006-QS12 Trust (B)	0.464	9/25/2036	1,048,173
1,045,071	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.654	6/25/2037	64,118
945,607	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.674	8/25/2037	505,715
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	5.035	10/25/2033	298,567
23,066	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	4.304	10/25/2031	23,205
3,750,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	3.104	9/25/2035	3,165,456
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	3.034	9/25/2035	971,324
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	2.904	9/25/2035	402,472
747,415	RASC Series 2001-KS1 Trust (C)	2.814	1/25/2036	360,127
1,189,165	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	3.979	2/25/2034	1,174,397
1,844,466	RASC Series 2004-KS6 Trust	5.127	7/25/2034	1,357,245
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	4.279	7/25/2035	3,026,777
329,710	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.680	12/25/2032	130,154
18,702,967	Reperforming Loan REMIC Trust 2005-R1, 144A	3.773	3/25/2035	2,321,308
20,521,078	Reperforming Loan REMIC Trust 2005-R2, 144A	3.362	6/25/2035	2,471,313
24,604,047	Reperforming Loan REMIC Trust 2006-R1, 144A	3.442	1/25/2036	3,072,560
29,815,064	Residential Asset Securitization Trust 2005-A11CB (B)	0.321	10/25/2035	270,661
2,069,893	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,229,056
1,728,009	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,532,675
2,051,898	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,698,552
3,049,021	Residential Asset Securitization Trust 2007-A9 (B)	7.000	9/25/2037	846,309
289,841	SACO I Inc., 144A (B)	5.586	4/25/2039	286,942
972,788	SACO I Trust 2006-3, 1M Libor + 0.36%	2.764	4/25/2036	961,039
260,519	SACO I Trust 2006-6, 1M Libor + 0.26%	2.664	6/25/2036	254,781
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.500	5/25/2034	648,368
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.500	7/19/2044	643,757
90,037	Saxon Asset Securities Trust 2001-3, 1M Libor + 1.17%	3.574	7/25/2031	89,982
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	5.017	12/25/2032	272,966
261,730	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	5.355	12/25/2033	220,405
128,555	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	4.335	8/25/2035	129,449
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	2.532	5/25/2035	59,699
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	5.404	12/25/2037	2,320,695
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	5.430	2/25/2034	25,610
152,284	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	4.605	2/25/2034	142,425
70,045	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	4.155	2/25/2034	70,376
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	4.110	9/25/2034	122,181
258,758	Security National Mortgage Loan Trust Adj%	2.804	2/25/2035	235,847
155,448	Sequoia Mortgage Trust 2007-1 (B)	4.335	2/20/2047	146,613
285,367	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	3.508	9/20/2032	262,018
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	2.580	10/25/2036	185,423
203,619	Soundview Home Loan Trust 2004-WMC1	3.604	1/25/2035	201,325
2,502,993	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	2.590	11/25/2036	2,485,135
410,528	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	2.610	7/25/2037	379,257
1,522,625	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	3.404	9/25/2037	1,228,568
4,823,000	Soundview Home Loan Trust 2007-OPT5, 1M Libor + 1.30%	3.704	10/25/2037	4,084,829
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	6.904	6/25/2034	164,009
266,132	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 1M Libor + 2.40%	4.804	8/25/2034	249,401
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	4.954	2/25/2035	378,478
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	4.354	2/25/2035	246,536
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	5.029	7/25/2035	25,008
1,801,365	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	2.554	11/25/2037	1,313,766
2,145,349	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (B)	4.005	9/25/2035	1,928,990
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	6.904	10/25/2033	209,115
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.784	4/25/2033	263,603
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	7.305	6/25/2033	137,031
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	6.904	8/25/2033	791,531
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	5.029	8/25/2033	65,575
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.1% (continued)
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	6.904	10/25/2033	$484,371
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	5.404	5/25/2034	503,481
217,330	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	4.129	9/25/2034	217,198
121,115	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	3.334	9/25/2034	120,831
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	5.179	10/25/2034	69,965
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.679	12/25/2034	521,388
6,135,940	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.890	5/25/2045	5,295,713
713,868	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.640	4/25/2036	697,868
55,616	Structured Asset Mortgage Investments II Trust 2007-AR7 (B)	2.630	8/25/2036	73,536
900,460	Structured Asset Mortgage Investments II Trust 2007-AR4, 1M Libor + 0.20%	3.628	5/25/2047	818,565
1,451,663	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	3.454	3/25/2035	2,626,399
492,676	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	480,633
213,090	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	125,561
49,757	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	48,302
191,944	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (C)	5.437	11/25/2033	117,568
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (C)	5.670	11/25/2033	182,234
493,151	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	483,586
977,593	Sunnova Helios II Issuer LLC, 144A	7.710	7/20/2048	1,016,815
486,330	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	3.280	7/25/2034	466,918
183,926	Terwin Mortgage Trust 2003-7SL, 144A (B)	8.000	12/25/2033	173,682
978,324	Terwin Mortgage Trust 2004-18SL, 144A (B)	8.000	10/25/2034	929,565
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (B)	4.560	2/25/2037	365,364
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (B)	6.000	7/25/2034	157,801
57,999	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (B)	8.000	10/25/2034	56,409
1,450,688	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	6.529	1/25/2034	1,485,590
1,499,786	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,451,831
208,744	Voyager CNTYW Delaware Trust, 144A	28.223	2/16/2036	180,355
743,137	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.458	5/25/2046	715,841
2,445,282	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	2.464	10/25/2036	1,259,929
602,414	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	3.214	12/25/2046	569,551
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 (B), 144A	2.196	6/15/2049	1,731,643
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 4.50%, 144A	6.930	10/25/2034	971,498
920,355	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	5.250	10/25/2034	842,871
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (B)	5.000	10/25/2034	990,034
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	6.180	4/25/2035	1,822,767
312,788	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	6.180	4/25/2035	331,805
291,248	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	3.354	4/25/2034	278,156
484,470	Wells Fargo Mortgage Backed Securities 2004-BB Trust (B)	4.952	1/25/2035	495,695
219,780	Wells Fargo Mortgage Backed Securities 2004-C Trust (B)	5.206	4/25/2034	121,660
69,099	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust (B)	4.987	6/25/2035	68,017
227,294	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.830	6/25/2037	96,817
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $536,934,508)			567,424,377

	COMMERCIAL MORTGAGE BACKED SECURITIES - 7.6%
268,388	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	5.629	12/25/2033	270,588
154,119	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	4.804	1/25/2035	156,120
165,400	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	3.064	8/25/2035	157,697
165,400	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	3.024	8/25/2035	158,527
809,799	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	3.014	8/25/2035	782,696
623,007	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.884	8/25/2035	603,998
1,352,551	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	3.504	11/25/2035	1,290,240
75,303	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	3.004	11/25/2035	72,643
623,483	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	2.914	11/25/2035	599,729
67,481	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	2.894	11/25/2035	65,135
979,772	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	2.844	11/25/2035	950,189
270,374	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	3.014	1/25/2036	258,723
527,881	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	2.904	1/25/2036	504,300
41,441	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	2.804	4/25/2036	39,956
39,223	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	2.784	4/25/2036	37,847
1,662,646	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.824	7/25/2036	1,590,527
77,988	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	2.754	7/25/2036	74,344
267,624	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.714	7/25/2036	258,468
1,818,423	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	2.694	12/25/2036	1,706,802
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 7.6% (continued)
1,447,972	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	2.634	12/25/2036	$1,414,782
1,468,796	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	3.604	1/25/2037	1,991,296
851,182	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.49%	2.894	1/25/2037	777,911
2,742,566	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.874	1/25/2037	2,516,041
601,005	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.29%	2.694	3/25/2037	557,062
169,283	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.624	3/25/2037	162,004
2,243,687	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	2.724	7/25/2037	2,119,949
2,412,310	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	2.954	9/25/2037	2,147,314
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	3.904	10/25/2037	9,192,381
4,362,792	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	3.404	10/25/2037	4,352,295
9,000,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	3.904	12/25/2037	7,774,819
587,126	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	3.904	1/25/2038	590,970
1,417,214	Bayview Commercial Asset Trust Adj%	2.734	7/25/2036	1,352,909
914,404	Bayview Commercial Asset Trust Adj%	2.964	1/25/2037	835,499
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	7.680	8/28/2044	5,309,413
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (B)	7.251	3/25/2049	1,746,375
1,375,288	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A, 1M Libor + 2.65%	5.080	3/25/2049	1,392,098
283,245	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 144A (B)	5.955	2/15/2039	283,382
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.028	4/15/2045	168,731
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.278	4/15/2045	183,264
102,972	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 (B)	5.464	1/15/2049	103,048
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $50,312,591)			54,550,072

	CORPORATE BONDS - 3.6%
	FINANCIAL - 3.6%
3,500,000	Freedom Mortgage Corp. 144A	10.750	4/1/2024	3,272,500
5,320,000	Freedom Mortgage Corp. 144A	8.125	11/15/2024	4,548,600
3,000,000	Freedom Mortgage Corp. 144A	8.250	4/15/2025	2,595,000
12,000,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	10,080,000
5,900,000	TitleMax Finance Corp. 144A	11.125	4/1/2023	5,597,625
	TOTAL CORPORATE BONDS (Cost $29,154,729)			26,093,725

	OTHER MORTGAGE BACKED SECURITIES - 1.6%
1,430,540	Conseco Financial Corp. (B)	7.950	11/15/2026	960,981
3,917,199	Conseco Financial Corp. (B)	6.970	5/15/2029	3,384,407
3,606,219	Conseco Financial Corp. (B)	6.830	4/1/2030	3,320,533
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	7.644	4/15/2032	1,551,870
896,897	Conseco Finance Securitizations Corp. (B)	7.690	3/1/2031	810,249
3,220,808	Conseco Finance Securitizations Corp. (B)	9.916	12/1/2033	506,911
82,381	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.824	9/25/2035	80,265
148,396	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor + 1.10%	3.504	8/25/2034	144,964
324,166	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (B)	4.769	6/25/2036	289,028
207,772	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	3.050	1/25/2036	256,608
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $10,927,406)			11,305,816

	U.S. GOVERNMENT TREASURY - 3.5%
15,000,000	United States Treasury Note	2.500	1/31/2021	15,158,496
10,000,000	United States Treasury Note	2.500	2/28/2021	10,113,477
	TOTAL U.S. GOVERNMENT TREASURY (Cost $24,995,631)			25,271,973

	TERM LOAN - 0.4%
3,000,000	Blackstone Mortgage Trust Adj%	4.983	4/16/2026	3,013,140
	TOTAL TERM LOANS (Cost $2,992,665)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED PUT OPTIONS - 0.0%
iShares iBoxx High Yield Corporate Bond ETF	6,000	$49,800,000	$83	8/19/2019	$96,000
iShares Russell 2000 ETF	900	13,320,000	148	8/19/2019	145,800
TOTAL PURCHASED PUT OPTIONS (Cost $688,175)					241,800

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares		Value
	MONEY MARKET FUNDS - 3.3%
3,143,613	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 2.08% *	$3,143,613
20,531,291	Goldman Sachs Financial Square Funds - Government Fund Government Fund, to yield 2.08% *	20,531,291
	TOTAL MONEY MARKET FUNDS (Cost $23,674,904)	23,674,904

	TOTAL INVESTMENTS - 99.1% (Cost - $679,680,609)	$711,575,807
	OTHER ASSETS LESS LIABILITIES - 0.9%	6,497,283
	NET ASSETS - 100.0%	$718,073,090

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.
** Zero Coupon Bond
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2019 144A, securities amounted to $122,759,559 or 17.1% of net assets.
LIBOR - London Interbank Offered Rate
(B) Variable rate security.
(C) STEP Coupon Bond

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$-	$567,044,777	$379,600	$567,424,377
Commercial Mortgage Backed Securities	-	54,550,072	-	54,550,072
Corporate Bond	-	26,093,725	-	26,093,725
Other Mortgage Backed Securities	-	11,305,816	-	11,305,816
U.S. Government Treasury	-	25,271,973	-	25,271,973
Term Loan	-	3,013,140	-	3,013,140
Purchased Put Options	241,800	-	-	241,800
Short-Term Investment	23,674,904	-	-	23,674,904
Total	$23,916,704	$687,279,503	$379,600	$711,575,807

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$379,166
Total realized gain (loss)	-
Appreciation (Depreciation)	434
Purchases	-
Proceeds from Sales	-
Net transfers in/out of level 3	-
Ending Value	$379,600

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2019, are as follows:
	Fair Value at	Valuation
	June 30, 2019	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund
Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$379,600	Bankruptcy - Discounted Cash Flow	Potential future cash payments; Discounted cash payment

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$679,680,609	$47,757,443	$(15,862,245)	$31,895,198